Expense Example {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2010 Fund - Class K6	May 29, 2021 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	210
10 years	$ 468